EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic Earnings Per Share:
Net income	$ 18,567	$ 12,107
Weighted average common shares outstanding (in shares)	8,198,188	7,673,085
Basic earnings per share (in dollars per share)	$ 2.26	$ 1.58
Diluted Earnings Per Share:
Net income allocated to common shareholders	$ 18,538	$ 12,095
Weighted average common shares outstanding (in shares)	8,198,188	7,673,085
Net dilutive effect of:
Assumed exercises of stock options (in shares)	118,348	92,778
Average shares and dilutive potential common shares (in shares)	8,316,536	7,765,863
Dilutive earnings per share (in dollars per share)	$ 2.23	$ 1.56